Schedule of leases from related parties (Details)	12 Months Ended
Sep. 30, 2025 HKD ($)
Shine Union [Member]
Related Party Transaction [Line Items]
Lessor, sales-type lease, description	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie
Lessor rent period (beginning)	Jun. 01, 2025
Lessor rent period (ending)	Mar. 31, 2026
Monthly rent payments	$ 13,000
Shine Union One [Member]
Related Party Transaction [Line Items]
Lessor, sales-type lease, description	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie
Lessor rent period (beginning)	Apr. 01, 2025
Lessor rent period (ending)	Mar. 31, 2026
Monthly rent payments	$ 20,000